Schedule of purchase consideration to the total fair value of net assets acquired (Details) (Parenthetical) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Mar. 20, 2024
IfrsStatementLineItems [Line Items]
Restricted cash, net	$ 6,595	$ 6,214
Restricted cash, current	1,519	2,095
Restricted cash, non-current	$ 5,076	$ 4,119
Solar flow through funds ltd [member]
IfrsStatementLineItems [Line Items]
Restricted cash, net			$ 6,517
Restricted cash, current			2,630
Restricted cash, non-current			$ 3,887